Share-based compensation - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended			6 Months Ended		1 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Phantom share units [Member]	Dec. 31, 2012 Phantom share units [Member]	Mar. 27, 2013 Stock appreciation rights (SARs) [Member]	Jun. 30, 2013 Stock appreciation rights (SARs) [Member]	Jun. 30, 2012 Stock appreciation rights (SARs) [Member]	Jun. 30, 2013 Stock appreciation rights (SARs) [Member] Tranches	Jun. 30, 2012 Stock appreciation rights (SARs) [Member]	Jun. 30, 2013 Restricted share units and phantom share units [Member]	Jun. 30, 2012 Restricted share units and phantom share units [Member]	Jun. 30, 2013 Restricted share units and phantom share units [Member]	Jun. 30, 2012 Restricted share units and phantom share units [Member]	Jun. 30, 2013 Other Stock Based Awards [Member]	Jun. 30, 2012 Other Stock Based Awards [Member]	Jun. 30, 2013 Other Stock Based Awards [Member]	Jun. 30, 2012 Other Stock Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding phantom share units vested and available for exchange						460,000	328,000
Remaining shares available for issuance						738,514	884,319
Company granted stock appreciation rights			1,664,457			95,000		1,664,457			1,664,457
Number of tranches											3
Tranche share price description											If the fair market value of the common shares equals or exceeds the applicable base price for each tranche for any 20 consecutive trading days on or before the expiration date of each tranche.
Retention requirement description											The common shares received on the exercise of SARs are subject to a retention requirement where the Participant is required to retain ownership of 50% of the net after tax number of shares until the later of March 22, 2018 or 120 days after the exercise date.
Share-based compensation expense									$ 5,780,000		$ 7,842,000		$ 701,000	$ 656,000	$ 1,300,000	$ 1,404,000	$ 150,000	$ 188,000	$ 300,000	$ 375,000
Accelerated share-based compensation expense									2,550,000		2,550,000
Share-based compensation	6,630,000	1,943,000	9,441,000	2,529,000													0		0	0
Share-based compensation capitalized to vessels under construction recognized																	382,000		756,000	184,000
Total fair value of shares vested	33,000		935,000	563,000
Total fair value of shares cancelled	71,000		71,000
Total unrecognized compensation costs relating to unvested share-based compensation awards and SARS	$ 11,336,000		$ 11,336,000		$ 12,519,000
Recognized compensation costs relating to unvested share-based compensation awards and SARS, weighted average period			20 months